Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Net assets transferred into the Plan	$ 5,894,591
SPS Commerce, Inc. common stock
EBP, Accounting Policy [Line Items]
Concentration of employer's common stock to net assets, percentage	4.00%	9.00%